General and administrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Selling, general and administrative expense [abstract]
Professional fees	$ 3,730,556	$ 1,955,253
Stock promotion	2,902,453	2,803,588
Salaries, wages and benefits	2,267,308	1,740,720
Consulting fees	2,288,129	2,037,049
General office, travel and adminsitration expenditures	2,172,824	726,509
Repairs, maintenance and utilities	924,945	1,360,477
Shareholder and public company costs	440,746	124,973
Listing expense	0	7,991,791
Foreign exchange loss	84,568	0
General and administrative	$ 14,811,529	$ 18,740,360